Share-Based Payments - Summary Of Measurement Inputs Related To Stock Options (Detail) - Equity Settled Performance Share Plan [Member] - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected volatility	34.80%	29.00%
Bottom of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected term	0.54	0.45
Risk free rate	4.00%	0.10%
Top of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected term	2.54	3.45
Risk free rate	4.30%	0.90%